                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

       This Amendment (Check only one.):  [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sansar Capital Management, L.L.C.
Address:  135 E 57th Street, 23rd Floor
          New York, NY 10022

Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Vincent Guacci
Title:  Chief Financial Officer
Phone:  ###-##-####

Signature, Place, and Date of Signing:

     /s/ Vincent Guacci       New York, NY        November 16, 2009
     ------------------       ------------        -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number       Name

   28-_______________         ____________________

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           15

Form 13F Information Table Value Total:  $   241,719
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.        Form 13F File Number       Name

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                       Sansar Capital Management, L.L.C.

              Form 13F Information Table as of September 30, 2009

                                                                                                       VOTING AUTHORITY
                                                       VALUE    SHARES/   SH/ PUT/ INVSTMT   OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   x($1000)  PRN AMT   PRN CALL DISCRETN MANAGERS   SOLE    SHARED NONE
--------------               -------------- --------- -------- ---------- --- ---- -------- -------- --------- ------ ----
3SBIO INC                    SPONSORED ADR  88575Y105   1,440     130,894 SH         SOLE              609,300
ALLEGHENY TECHNOLOGIES INC        COM       01741R102  11,407     326,000 SH         SOLE              326,000
CHINA ED ALLIANCE INC           COM NEW     16938Y207     207      39,300 SH         SOLE               39,300
CHINA INFORMATION SEC TECH I      COM       16944F101  12,811   2,312,518 SH         SOLE            2,312,518
MCMORAN EXPLORATION CO            COM       582411104  37,655   4,987,400 SH         SOLE              549,500
NOVELLUS SYS INC                  COM       670008101  10,238     488,000 SH         SOLE              488,000
PERFECT WORLD CO LTD         SPON ADR REP B 71372U104   7,208     149,864 SH         SOLE              149,864
POWERSHARES QQQ TRUST          UNIT SER 1   73935A104     233      15,000 SH  PUT    SOLE               15,000
POWERSHARES QQQ TRUST          UNIT SER 1   73935A104     735      30,000 SH  PUT    SOLE               30,000
QIAO XING MOBILE COMM CO LTD      SHS       G73031109   2,768     957,648 SH         SOLE              957,648
REGIONS FINANCIAL CORP NEW        COM       7591EP100 115,697  18,630,784 SH         SOLE                    0
SPDR GOLD TRUST                 GOLD SHS    78463V107   1,330       7,000 SH  CALL   SOLE                7,000
VALERO ENERGY CORP NEW            COM       91913Y100   1,200      10,000 SH  CALL   SOLE               10,000
VALERO ENERGY CORP NEW            COM       91913Y100  33,506   1,728,000 SH         SOLE                    0
VISTA GOLD CORP                 COM NEW     927926303   5,284   2,220,000 SH         SOLE            2,220,000